Restricted Cash	12 Months Ended
Dec. 31, 2012
Restricted Cash

14. Restricted Cash

We had total restricted cash (current and non-current) of $16.3 million at December 31, 2012 (2011: $16.3 million), which relates to amounts pledged to secure certain letters of credit.